Securities - Schedule of Fair Value Measurement (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Trading Securities	$ 108,177	$ 104,411
FVTPL Securities	13,641	14,210
FVOCI Securities	43,561	63,123
Amortized Cost Securities	106,590	49,970
Total securities	273,262	232,849
Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	43,561	63,123
Amortized Cost Securities	94,832	49,810
Carrying amount [Member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	1,293	1,135
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	273,262	232,849
Total securities	273,262	232,849
Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	87,636	85,933
United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	177,371	140,422
Other Currency [member]
Disclosure of financial assets [line items]
Total securities	8,255	6,494
Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	44,917	62,877
Amortized Cost Securities	106,590	49,970
Investments in associates and joint ventures	$ 274,618	$ 232,603
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.19%	1.42%
Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.58%	1.44%
Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 10,936	$ 7,596
FVTPL Securities	493	863
Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,301	13,065
Amortized Cost Securities	7,129	7,120
Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,498	13,087
Amortized Cost Securities	$ 7,136	$ 7,084
Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.14%	1.48%
Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.55%	1.49%
Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 6,110	$ 5,838
FVTPL Securities	1,080	1,380
Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,571	2,987
Amortized Cost Securities	5,583	5,723
Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,724	2,973
Amortized Cost Securities	$ 5,588	$ 5,642
Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.70%	1.45%
Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	2.35%	2.07%
US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 16,699	$ 9,582
FVTPL Securities	4	38
US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,110	21,026
Amortized Cost Securities	51,717	5,589
US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,403	21,041
Amortized Cost Securities	$ 59,245	$ 5,633
US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.13%	1.48%
US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.49%	1.51%
US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 139	$ 458
US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,714	4,114
Amortized Cost Securities	105
US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,863	$ 4,034
Amortized Cost Securities	$ 109
US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.30%	1.91%
US state municipal and agencies debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	4.26%
Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 3,970	$ 1,898
FVTPL Securities	87	92
Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,411	6,502
Amortized Cost Securities	1,377	1,420
Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,532	6,476
Amortized Cost Securities	$ 1,387	$ 1,413
Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.62%	1.19%
Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.66%	1.24%
NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 14,312	$ 14,054
FVTPL Securities	8	9
NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,363	1,125
Amortized Cost Securities	26,864	28,307
NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,376	1,122
Amortized Cost Securities	$ 31,013	$ 28,557
NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.07%	1.23%
NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.59%	1.30%
US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 7,905	$ 11,011
US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 8,196	$ 10,894
US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.39%	1.22%
Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 9,592	$ 9,894
FVTPL Securities	6,479	7,704
Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,033	3,161
Amortized Cost Securities	2,057	1,651
Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,203	3,147
Amortized Cost Securities	$ 2,112	$ 1,641
Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.29%	1.37%
Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.82%	1.30%
Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 346	$ 160
Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities	46,073	54,931
FVTPL Securities	5,490	4,124
Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	153	132
Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	122	103
Within 1 year [member]
Disclosure of financial assets [line items]
Trading Securities	10,621
FVTPL Securities	534
Within 1 year [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	9,274
Amortized Cost Securities	5,199
Within 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	25,388
Total securities	25,388
Within 1 year [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	13,049
Within 1 year [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	9,620
Within 1 year [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	2,719
Within 1 year [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	9,365
Amortized Cost Securities	4,959
Investments in associates and joint ventures	$ 25,479
Within 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.45%
Within 1 year [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.32%
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 3,361
FVTPL Securities	319
Within 1 year [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,229
Amortized Cost Securities	2,223
Within 1 year [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,235
Amortized Cost Securities	$ 2,146
Within 1 year [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.08%
Within 1 year [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	0.89%
Within 1 year [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,247
FVTPL Securities	36
Within 1 year [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	714
Amortized Cost Securities	1,044
Within 1 year [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	720
Amortized Cost Securities	$ 984
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.22%
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	2.71%
Within 1 year [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,269
FVTPL Securities	4
Within 1 year [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	989
Amortized Cost Securities	942
Within 1 year [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,006
Amortized Cost Securities	$ 924
Within 1 year [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.65%
Within 1 year [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	0.94%
Within 1 year [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 483
Within 1 year [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 485
Within 1 year [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.26%
Within 1 year [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,337
FVTPL Securities	39
Within 1 year [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,377
Amortized Cost Securities	456
Within 1 year [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,385
Amortized Cost Securities	$ 419
Within 1 year [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.86%
Within 1 year [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.44%
Within 1 year [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 32
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	21
Amortized Cost Securities	77
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	25
Amortized Cost Securities	$ 79
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.46%
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.10%
Within 1 year [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 70
Within 1 year [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 70
Within 1 year [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.42%
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,375
FVTPL Securities	136
Within 1 year [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,391
Amortized Cost Securities	457
Within 1 year [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,439
Amortized Cost Securities	$ 407
Within 1 year [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.82%
Within 1 year [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.05%
1 to 3 years [member]
Disclosure of financial assets [line items]
Trading Securities	$ 13,915
FVTPL Securities	212
1 to 3 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5,258
Amortized Cost Securities	23,151
1 to 3 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	43,724
Total securities	43,724
1 to 3 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	13,167
1 to 3 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	29,363
1 to 3 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	1,194
1 to 3 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5,401
Amortized Cost Securities	24,339
Investments in associates and joint ventures	$ 43,867
1 to 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.30%
1 to 3 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.56%
1 to 3 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 3,617
FVTPL Securities	2
1 to 3 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	816
Amortized Cost Securities	3,513
1 to 3 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	843
Amortized Cost Securities	$ 3,537
1 to 3 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.68%
1 to 3 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.85%
1 to 3 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 826
FVTPL Securities	10
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	611
Amortized Cost Securities	2,133
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	632
Amortized Cost Securities	$ 2,113
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.51%
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.91%
1 to 3 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 6,034
1 to 3 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	46
Amortized Cost Securities	14,785
1 to 3 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	49
Amortized Cost Securities	$ 15,825
1 to 3 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.02%
1 to 3 years [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.46%
1 to 3 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 60
1 to 3 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,030
1 to 3 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,062
1 to 3 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.16%
1 to 3 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,432
FVTPL Securities	48
1 to 3 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,390
Amortized Cost Securities	544
1 to 3 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,420
Amortized Cost Securities	$ 577
1 to 3 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.95%
1 to 3 years [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.31%
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 165
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	102
Amortized Cost Securities	1,675
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	102
Amortized Cost Securities	$ 1,757
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.85%
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.47%
1 to 3 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 42
1 to 3 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 44
1 to 3 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.96%
1 to 3 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,685
FVTPL Securities	152
1 to 3 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,221
Amortized Cost Securities	501
1 to 3 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,249
Amortized Cost Securities	$ 530
1 to 3 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.28%
1 to 3 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.59%
1 to 3 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 96
3 to 5 years [member]
Disclosure of financial assets [line items]
Trading Securities	7,582
FVTPL Securities	302
3 to 5 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,480
Amortized Cost Securities	20,517
3 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	43,069
Total securities	43,069
3 to 5 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	14,499
3 to 5 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	28,094
3 to 5 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	476
3 to 5 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,937
Amortized Cost Securities	22,705
Investments in associates and joint ventures	$ 43,526
3 to 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.04%
3 to 5 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.50%
3 to 5 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 759
FVTPL Securities	9
3 to 5 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,122
Amortized Cost Securities	1,267
3 to 5 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,261
Amortized Cost Securities	$ 1,319
3 to 5 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.65%
3 to 5 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.71%
3 to 5 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 390
FVTPL Securities	8
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,300
Amortized Cost Securities	1,299
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,360
Amortized Cost Securities	$ 1,345
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.74%
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	2.32%
3 to 5 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 3,051
3 to 5 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	680
Amortized Cost Securities	13,414
3 to 5 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	751
Amortized Cost Securities	$ 15,098
3 to 5 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.67%
3 to 5 years [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.29%
3 to 5 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 42
3 to 5 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	567
3 to 5 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 602
3 to 5 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.31%
3 to 5 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 742
3 to 5 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,511
Amortized Cost Securities	364
3 to 5 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,589
Amortized Cost Securities	$ 376
3 to 5 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.64%
3 to 5 years [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	2.46%
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 432
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,204
Amortized Cost Securities	3,254
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,212
Amortized Cost Securities	$ 3,579
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.22%
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.65%
3 to 5 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 72
3 to 5 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 78
3 to 5 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.67%
3 to 5 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,117
FVTPL Securities	285
3 to 5 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,024
Amortized Cost Securities	919
3 to 5 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,084
Amortized Cost Securities	$ 988
3 to 5 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.34%
3 to 5 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	2.39%
3 to 5 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 49
5 to 10 years [member]
Disclosure of financial assets [line items]
Trading Securities	9,544
FVTPL Securities	1,035
5 to 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	8,396
Amortized Cost Securities	23,562
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	46,765
Total securities	46,765
5 to 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	10,823
5 to 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	35,743
5 to 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	199
5 to 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	8,792
Amortized Cost Securities	27,790
Investments in associates and joint ventures	$ 47,161
5 to 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.86%
5 to 10 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.65%
5 to 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,815
5 to 10 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,134
Amortized Cost Securities	126
5 to 10 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,159
Amortized Cost Securities	$ 134
5 to 10 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.29%
5 to 10 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	2.66%
5 to 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 876
FVTPL Securities	90
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,866
Amortized Cost Securities	1,107
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,929
Amortized Cost Securities	$ 1,146
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.21%
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	2.90%
5 to 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 3,572
5 to 10 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,067
Amortized Cost Securities	19,703
5 to 10 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,249
Amortized Cost Securities	$ 23,511
5 to 10 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.50%
5 to 10 years [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.56%
5 to 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 16
5 to 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	809
Amortized Cost Securities	105
5 to 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	864
Amortized Cost Securities	$ 109
5 to 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.37%
5 to 10 years [member] | US state municipal and agencies debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	4.26%
5 to 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 367
5 to 10 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	133
Amortized Cost Securities	13
5 to 10 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	138
Amortized Cost Securities	$ 15
5 to 10 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	5.04%
5 to 10 years [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.00%
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 176
FVTPL Securities	8
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	2,383
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	$ 2,747
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.73%
5 to 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,181
5 to 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,215
5 to 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.34%
5 to 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,521
FVTPL Securities	937
5 to 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	206
Amortized Cost Securities	125
5 to 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	238
Amortized Cost Securities	$ 128
5 to 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	4.74%
5 to 10 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.54%
5 to 10 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 201
Over 10 years [member]
Disclosure of financial assets [line items]
Trading Securities	20,442
FVTPL Securities	6,068
Over 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	8,000
Amortized Cost Securities	22,403
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	61,307
Total securities	61,307
Over 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	10,895
Over 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	50,334
Over 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	78
Over 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	8,300
Amortized Cost Securities	26,797
Investments in associates and joint ventures	$ 61,607
Over 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.50%
Over 10 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.64%
Over 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,384
FVTPL Securities	163
Over 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities	2,771
FVTPL Securities	936
Over 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	80
Over 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 83
Over 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	4.29%
Over 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,773
Over 10 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	328
Amortized Cost Securities	2,873
Over 10 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	348
Amortized Cost Securities	$ 3,887
Over 10 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	4.05%
Over 10 years [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	2.05%
Over 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 21
Over 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	825
Over 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 850
Over 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.44%
Over 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 92
Over 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	13,507
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	36
Amortized Cost Securities	19,475
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	37
Amortized Cost Securities	$ 22,851
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.53%
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	1.57%
Over 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 6,540
Over 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 6,789
Over 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.38%
Over 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 894
FVTPL Securities	4,969
Over 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	191
Amortized Cost Securities	55
Over 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	193
Amortized Cost Securities	$ 59
Over 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.59%
Over 10 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	0.22%
No maturity [member]
Disclosure of financial assets [line items]
Trading Securities	$ 46,073
FVTPL Securities	5,490
Total securities	53,009	$ 60,322
No maturity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	153
No maturity [member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	1,293
No maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	53,009
Total securities	53,009
No maturity [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	25,203
No maturity [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	24,217
No maturity [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	3,589
No maturity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	122
Investments in associates and joint ventures	52,978
No maturity [member] | Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities	46,073
FVTPL Securities	5,490
No maturity [member] | Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	153
No maturity [member] | Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 122